united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street , Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Andrew B. Roger, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

Patriot Fund
Patriot Balanced Fund

Semi-Annual Report
March 31, 2017

1-855-527-2363
www.patriotfund.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Patriot Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, compared to its benchmark:

	Six	One	Annualized	Annualized	Annualized Inception** -
	Months	Year	Three Year	Five Year	March 31, 2017
Patriot Fund - Class A Shares	10.18%	13.60%	9.67%	12.10%	12.28%
Patriot Fund - Class A Shares with load	3.87%	7.04%	7.53%	10.78%	10.98%
Patriot Fund - Class C Shares	9.77%	12.73%	8.85%	11.30%	11.49%
Patriot Fund - Class I Shares	10.25%	13.85%	9.94%	12.39%	12.58%
S&P 500 Total Return Index	10.12%	17.17%	10.37%	13.30%	13.66%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. Class A, Class C and Class I shares are calculated using the traded NAV on March 31, 2017. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.41%, 3.16% and 2.16%, respectively, for Class A, Class C and Class I shares per the January 31, 2017 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Inception date is March 1, 2012.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Fund’s top asset classes and industry sectors as of March 31, 2017, are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Consumer, Non-cyclical	19.3%
Financial	18.3%
Consumer, Cyclical	14.3%
Technology	13.2%
Industrial	11.4%
Communications	10.5%
Energy	6.3%
Utilities	2.2%
Basic Materials	1.9%
Other, Cash & Cash Equivalents	2.6%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Patriot Balanced Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, compared to its benchmarks:

	Six	One	Annualized	Annualized	Annualized Inception** -
	Months	Year	Three Year	Five Year	March 31, 2017
Patriot Balanced Fund - Class A Shares	5.85%	10.95%	2.64%	5.69%	8.67%
Patriot Balanced Fund - Class A Shares with load	(0.26)%	4.55%	0.64%	4.45%	7.50%
Patriot Balanced Fund - Class C Shares	5.44%	10.06%	1.89%	4.89%	7.87%
Patriot Balanced Fund - Class I Shares	5.92%	11.17%	2.90%	5.95%	8.97%
S&P 500 Total Return Index	10.12%	17.17%	10.37%	13.30%	16.61%
BofA Merrill Lynch U.S. Corporate & Government Index	(2.52)%	0.44%	2.83%	2.54%	2.59%
Blended Benchmark Index***	4.95%	10.27%	7.45%	9.04%	10.98%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.30%, 3.10% and 2.10%, respectively, for Class A, Class C and Class I shares per the January 31, 2017 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Commencement of operations is October 5, 2011.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities. Investors cannot invest directly in an index or benchmark.

***	The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate & Government Index. Investors cannot invest directly in an index or benchmark.

The Fund’s top asset classes and industry sectors as of March 31, 2017, are as follows:

Top Ten Asset Class/Industry Sector	Net Assets
Funds
Mutual Funds	27.8%
Exchange Traded Funds	9.3%
Consumer, Non-cyclical	11.8%
Financial	10.0%
Technology	7.7%
Consumer, Cyclical	7.6%
Energy	6.2%
Industrial	6.1%
Communications	5.3%
Basic Materials	2.8%
Utilities	0.9%
Other, Cash & Cash Equivalents	4.5%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

PATRIOT FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Value
	COMMON STOCKS - 97.4%
	AEROSPACE/DEFENSE - 4.6%
3,713	General Dynamics Corp.	$695,074
5,317	Raytheon Co.	810,842
		1,505,916
	BANKS - 6.5%
32,062	Bank of America Corp.	756,343
7,850	Northern Trust Corp.	679,653
13,883	U.S. Bancorp	714,974
		2,150,970
	BEVERAGE - 2.6%
5,277	Constellation Brands, Inc.	855,243

	CHEMICALS - 1.9%
6,842	LyondellBasell Industries N.V.	623,922

	COMPUTERS - 3.3%
7,571	Apple, Inc.	1,087,650

	DIVERSIFIED FINANCIAL SERVICES - 6.8%
11,708	Discover Financial Services	800,710
5,596	Mastercard, Inc. - Class A	629,382
24,027	Synchrony Financial	824,126
		2,254,218
	ELECTRIC - 2.2%
10,740	American Electric Power Co., Inc.	720,976

	ELECTRONICS - 2.4%
12,981	Fortive Corp.	781,716

	ENVIRONMENTAL CONTROL - 2.4%
12,610	Republic Services, Inc.	792,034

	FOOD - 2.4%
8,884	Kraft Heinz Co.	806,756

	HEALTHCARE-PRODUCTS - 4.5%
8,022	Danaher Corp.	686,121
5,251	Thermo Fisher Scientific. Inc,	806,554
		1,492,675
	HEALTHCARE - SERVICES - 4.8%
5,105	Aetna, Inc.	651,143
5,728	UnitedHealth Group, Inc.	939,449
		1,590,592
	HOUSEWARES - 2.6%
17,901	Newell Rubbermaid, Inc.	844,390

	INSURANCE - 2.7%
6,630	Chubb Ltd.	903,338

See accompanying notes to financial statements.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Shares		Value
	INTERNET - 2.8%
557	Alphabet, Inc. - Class A *	$472,225
557	Alphabet, Inc. - Class C *	462,065
		934,290
	LEISURE TIME - 2.7%
15,143	Carnival Corp.	892,074

	MEDIA - 2.4%
24,173	Twenty-First Century Fox, Inc.	782,963

	MISCELLANEOUS MANUFACTURER - 2.1%
3,593	3M Co.	687,449

	OIL & GAS - 5.4%
6,113	Chevron Corp.	656,353
6,630	EOG Resources, Inc.	646,756
5,927	Exxon Mobil Corp.	486,073
		1,789,182
	PHARMACEUTICALS - 5.0%
6,484	Johnson & Johnson	807,582
13,114	Merck & Co., Inc.	833,264
		1,640,846
	PIPELINES - 0.9%
6,272	TransCanada Corp.	289,453

	REAL ESTATE INVESTMENT TRUST (REIT) - 2.3%
11,642	Ventas Inc.	757,196

	RETAIL - 9.0%
8,858	CVS Health Corp.	695,353
4,588	The Home Depot Inc.	673,656
11,271	TJX Cos., Inc.	891,311
10,223	Wal-Mart Stores, Inc.	736,874
		2,997,194
	SEMICONDUCTORS - 4.8%
14,400	QUALCOMM, Inc.	825,696
9,693	Texas Instruments Inc	780,868
		1,606,564
	SOFTWARE - 5.0%
8,062	Fiserv, Inc. *	929,629
16,588	Oracle Corp.	739,991
		1,669,620
	TELECOMMUNICATIONS - 5.3%
18,497	AT&T, Inc.	768,550
29,636	Cisco Systems, Inc.	1,001,697
		1,770,247

	TOTAL COMMON STOCKS (Cost $24,904,921)	32,227,474

See accompanying notes to financial statements.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Shares		Value
	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
833,987	JPMorgan U.S. Treasury Plus Money Market, Institutional Shares, 0.56% ** (Cost $833,987)	$833,987

	TOTAL INVESTMENTS - 99.9% (Cost $25,738,908) (a)	$33,061,461
	OTHER ASSETS LESS LIABILITIES - 0.1%	34,163
	NET ASSETS - 100.0%	$33,095,624

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,888,269 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$7,356,929
Unrealized Depreciation:	(183,737)
Net Unrealized Appreciation:	$7,173,192

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

N.V. - Naamloze Vennootschap

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCKS - 37.1%
	ADVERTISING - 0.3%
609	Omnicom Group, Inc.	$52,502

	AEROSPACE & DEFENSE - 1.8%
438	Arconic, Inc.	11,537
530	Harris Corp.	58,973
1,467	Kaman Corp.	70,607
381	Lockheed Martin Corp.	101,956
545	Raytheon Co.	83,112
		326,185
	AIRLINES - 0.6%
1,087	Alaska Air Group, Inc.	100,243

	APPAREL - 0.3%
2,843	Hanesbrands, Inc.	59,021

	AUTO PARTS & EQUIPMENT - 0.5%
698	Lear Corp.	98,823

	BANKS - 2.1%
1,559	BB&T Corp.	69,687
2,419	International Bancshares Corp.	85,633
1,488	Prosperity Bancshares, Inc.	103,729
7,957	Regions Financial Corp.	115,615
		374,664
	BEVERAGES - 0.4%
571	Diageo PLC - ADR	65,996

	BIOTECHNOLOGY - 0.3%
301	Amgen, Inc.	49,385

	CHEMICALS - 1.5%
1,971	Celanese Corp.	177,094
1,274	Sensient Technologies Corp.	100,977
		278,071
	COMMERCIAL SERVICES - 1.3%
641	Automatic Data Processing, Inc.	65,632
1,549	Deluxe Corp.	111,791
1,267	INC Research Holdings, Inc. *	58,092
		235,515
	COMPUTERS - 0.6%
798	Apple, Inc.	114,641

	DISTRIBUTION/WHOLESALE - 0.3%
1,925	LKQ Corp. *	56,345

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
373	Alliance Data Systems Corp. *	92,877
5,454	Navient Corp.	80,501
		173,378

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Shares		Value
	ELECTRIC - 0.9%
1,026	American Electric Power Co, Inc.	$68,875
1,093	Pinnacle West Capital Corp.	91,134
		160,009
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,060	Belden, Inc.	73,341

	ELECTRONICS - 0.5%
932	SYNNEX Corp.	104,328

	ENGINEERING & CONSTRUCTION - 0.6%
1,199	Dycom Industries, Inc. *	111,447

	ENTERTAINMENT - 0.4%
395	Vail Resorts, Inc.	75,801

	ENVIRONMENTAL CONTROL - 0.5%
1,253	MSA Safety, Inc.	88,575

	FOOD - 1.1%
867	Kraft Foods Group, Inc.	78,732
648	Sanderson Farms, Inc.	67,288
1,106	Sysco Corp.	57,424
		203,444
	HEALTHCARE - PRODUCTS - 0.8%
2,006	Hologic, Inc. *	85,355
2,139	VWR Corp. *	60,320
		145,675
	HEALTHCARE - SERVICES - 0.4%
404	UnitedHealth Group, Inc.	66,260

	HOUSEHOLD PRODUCTS & WARES - 0.4%
475	Spectrum Brands Holdings, Inc.	66,030

	HOUSEWARES - 0.3%
1,222	Newell Rubbermaid, Inc.	57,642

	INSURANCE - 2.1%
1,200	Aflac, Inc.	86,904
1,279	American Financial Group, Inc.	122,042
614	Chubb Ltd.	83,657
1,250	Cincinnati Financial Corp.	90,337
		382,940
	LEISURE TIME - 0.5%
1,467	Carnival Corp.	86,421

	MACHINERY - DIVERSIFIED - 0.2%
279	Deere & Co.	30,372

	MEDIA - 0.4%
3,052	TEGNA, Inc.	78,192

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Shares		Value
	MINING - 0.2%
151	Aloca Corp.	$5,194
412	BHP Billiton Ltd. - ADR	14,964
187	Newmont Mining Corp.	6,164
		26,322
	MISCELLANEOUS MANUFACTURING - 0.5%
1,012	Ingersoll-Rand PLC	82,296

	OIL & GAS - 2.9%
248	Anadarko Petroleum Corp.	15,376
330	Apache Corp.	16,959
624	BP PLC - ADR	21,540
586	Cabot Oil & Gas Corp.	14,011
494	Carrizo Oil & Gas, Inc. *	14,158
727	Chevron Corp.	78,058
127	Cimarex Energy Co.	15,175
109	Concho Resources, Inc. *	13,989
361	ConocoPhillips	18,003
251	Devon Energy Corp.	10,472
308	Diamond Offshore Drilling, Inc. *	5,147
185	EOG Resources, Inc.	18,047
200	EQT Corp.	12,220
333	Exxon Mobil Corp.	27,309
68	Goodrich Petroleum Corp. *	957
1,455	Gulfport Energy Corp. *	25,011
508	Imperial Oil Ltd.	15,494
287	Marathon Petroleum Corp.	14,505
392	Newfield Exploration Co. *	14,469
321	Occidental Petroleum Corp.	20,339
91	Pioneer Natural Resources Co.	16,947
1,588	RSP Permian, Inc. *	65,791
1,016	Valero Energy Corp.	67,351
		521,328
	OIL & GAS SERVICES - 0.8%
121	Core Laboratories N.V.	13,978
465	Halliburton Co.	22,883
680	Oil States International, Inc. *	22,542
703	RPC, Inc.	12,872
1,098	Superior Energy Services, Inc.	15,657
1,544	TechnipFMC PLC *	50,180
		138,112
	PACKAGING & CONTAINERS - 0.1%
260	Packaging Corp. of America	23,821

	PHARMACEUTICALS - 2.2%
1,402	AbbVie, Inc.	91,354
797	Johnson & Johnson	99,266
1,578	Merck & Co, Inc.	100,266
1,857	Prestige Brands Holdings, Inc. *	103,175
		394,061

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Shares		Value
	PIPELINES - 0.9%
392	DCP Midstream Partners LP	$15,378
727	Enbridge Energy Partners LP	13,813
607	Enterprise Products Partners LP	16,759
969	Magellan Midstream Partners LP	74,526
229	ONEOK Partners LP	12,364
455	Plains All American Pipeline LP	14,383
309	TransCanada Corp.	14,260
		161,483
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
1,248	Agree Realty Corp.	59,854
1,393	American Campus Communities, Inc.	66,293
6,899	Duke Realty Corp.	181,237
1,048	Extra Space Storage, Inc.	77,961
643	Weyerhaeuser Co.	21,849
		407,194
	RETAIL - 1.5%
1,375	Dunkin’ Brands Group Inc	75,185
1,106	Foot Locker, Inc.	82,740
662	Tractor Supply Co.	45,658
925	Wal-Mart Stores, Inc.	66,674
		270,257
	SEMICONDUCTORS - 0.8%
2,289	Intel Corp.	82,564
987	QUALCOMM, Inc.	56,595
		139,159
	SOFTWARE - 3.4%
1,510	CA, Inc.	47,897
1,197	CDK Global, Inc.	77,817
1,169	j2 Global, Inc.	98,091
1,776	Microsoft Corp.	116,967
949	MSCI, Inc.	92,233
1,880	Open Text Corp.	63,939
1,575	Synopsys, Inc. *	113,605
		610,549
	TELECOMMUNICATIONS - 1.1%
1,481	AT&T, Inc.	61,536
2,544	Cisco Systems, Inc.	85,987
1,156	Verizon Communications, Inc.	56,355
		203,878

	TOTAL COMMON STOCKS (Cost $4,848,941)	6,693,706

Principal ($)
	CONVERTIBLE BONDS - 12.1%
	AUTO MANUFACTURERS - 1.9%
98,000	Navistar International Corp., 4.500% due 10/15/18	96,836
242,000	Tesla Motors, Inc., 1.250% due 3/1/21	238,521
		335,357
	DISTRIBUTION/WHOLESALE - 0.6%
103,000	Titan Machinery, Inc., 3.750% due 5/1/19	100,103

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal ($)		Value
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
147,000	Jefferies Group, Inc., 3.875% due 11/1/29	$149,021

	HEALTHCARE-PRODUCTS - 1.4%
140,000	NuVasive, Inc., 2.750% due 7/1/17	248,762

	HEALTHCARE - SERVICES - 1.5%
119,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	117,513
100,000	Tivity Health, Inc., 1.500% due 7/1/18	154,188
		271,701
	INTERNET - 1.1%
200,000	Web.com Group, Inc., 1.000% due 8/15/18	195,500

	INVESTMENT COMPANIES - 1.4%
250,000	Prospect Capital Corp., 5.875% due 1/15/19	257,500

	OIL & GAS - 0.8%
130,000	Alon USA Energy, Inc., 3.000% due 09/15/2018	143,081
203,000	Goodrich Petroleum Corp., 5.000% due 10/1/29	—
		143,081
	SEMICONDUCTORS - 1.0%
150,000	Rambus, Inc., 1.125% due 8/15/18	180,094

	SOFTWARE - 1.1%
99,000	Cornerstone OnDemand, Inc., 1.500% due 7/1/18	101,413
100,000	Nuance Communications, Inc., 2.750% due 11/1/31	100,813
		202,226
	TRANSPORTATION 0.5%
108,000	Scorpio Tankers, Inc., 2.375% due 07/01/2019	98,483

	TOTAL CONVERTIBLE BONDS (Cost $1,821,285)	2,181,828

Shares
	EXCHANGE TRADED FUNDS - 9.3%
	ASSET ALLOCATION FUND - 1.7%
6,550	SPDR Bloomberg Barclays Convertible Securities ETF	315,055

	COMMODITY FUND - 0.1%
195	SPDR Gold Shares *	23,150

	DEBT FUND - 7.3%
5,725	First Trust Senior Loan ETF	277,033
14,875	Highland/iBoxx Senior Loan ETF	276,080
2,975	iShares iBoxx $ High Yield Corporate Bond ETF	261,145
7,900	SPDR Bloomberg Barclays High Yield Bond ETF	291,747
2,370	Vanguard Intermediate-Term Corporate Bond ETF	204,721
		1,310,726
	EQUITY FUNDS - 0.2%
342	iShares Global Timber & Forestry ETF	19,740
680	VanEck Vectors Gold Miners ETF	15,511
		35,251

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,635,461)	1,684,182

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Shares		Value
	MUTUAL FUND - 27.8%
	CLOSED-END FUND - 0.1%
1,925	Sprott Physical Silver Trust - Trust Unit *	$13,282

	EQUITY FUNDS - 27.7%
297,977	Patriot Fund - Class A #	4,806,373
17,505	Ascendant Deep Value Convertibles Fund - Class I #	203,238
		5,009,611

	TOTAL MUTUAL FUNDS (Cost $4,678,724)	5,022,893

Principal ($)
	NON-CONVERTIBLE BONDS - 9.2%
	AGRICULTURE - 0.1%
14,000	Archer-Daniels Midland Co., 8.375% due 4/15/17	14,026

	AUTO MANUFACTURERS - 0.5%
86,000	Ford Motor Co., 6.500% due 08/01/2018	91,130

	BANKS - 0.3%
51,000	Goldman Sachs Group, Inc., 5.250% due 7/27/21	55,997

	BEVERAGES - 0.2%
34,000	PepsiCo., Inc., 5.000% due 6/1/18	35,440

	CHEMICALS - 0.7%
110,000	The Valspar Corp., 7.250% due 6/15/19	121,282

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
200,000	General Cable Corp., 4.500% due 11/15/29	155,875

	FOOD - 1.3%
225,000	Kellogg Co., 3.250% due 5/21/18	229,288

	INTERNET - 0.5%
92,000	eBay Inc., 2.200% due 8/1/19	92,356

	IRON & STEEL - 0.4%
74,000	Nucor Corp., 5.750% due 12/1/17	75,937

	MEDIA - 1.9%
210,000	Time Warner Cable, Inc., 5.850% due 5/1/17	210,649
115,000	Viacom, Inc., 5.625% due 9/15/19	123,756
		334,405
	OFFICE & BUSINESS EQUIPMENT - 0.8%
150,000	Xerox Corp., 3.500% due 8/20/20	152,704

	PHARMACEUTICALS - 0.6%
34,000	Merck Sharp & Dohme Corp., 5.000% due 6/30/19	36,486
74,000	Pfizer, Inc., 4.650% due 3/1/18	76,167
		112,653

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal ($)			Value
		PIPELINES - 0.8%
70,000		Kinder Morgan, Inc., 6.500% due 9/15/20	$78,205
70,000		Kinder Morgan Energy Partners LP, 5.300% due 9/15/20	75,760
			153,965
		RETAIL - 0.2%
35,000		Wal-Mart Stores, Inc., 4.125% due 2/1/19	36,660

		TOTAL NON-CONVERTIBLE BONDS (Cost $1,634,072)	1,661,718

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 2.0%
50,993	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	52,072
48,279	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	50,890
263,948	(b)	United States Treasury Inflation Indexed Bonds, 0.125% due 7/15/22	266,256
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $369,780)	369,218

Shares
		WARRANT - 0.0%
731		Goodrich Petroleum Corporation (Cost $97,024)	—

		SHORT-TERM INVESTMENT- 2.4%
		MONEY MARKET FUND - 2.4%
436,285		JPMorgan U.S. Treasury Plus Money Market, Institutional Shares, 0.56% ** (Cost $436,285)	436,285

		TOTAL INVESTMENTS - 99.9% (Cost $15,521,572) (a)	$18,049,830
		OTHER ASSETS LESS LIABILITIES - 0.1%	13,090
		NET ASSETS - 100.0%	$18,062,920

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,602,025 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,836,271
Unrealized Depreciation:	(388,466)
Net Unrealized Appreciation:	$2,447,805

*	Non-Income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

#	Affiliated Fund

LP - Limited Partnership

N.V. - Naamloze Vennootschap.

PLC - Public Limited Company.

REITS - Real Estate Investment Trusts.

(b)	Principal Amount of security is adjusted for inflation factor.

See accompanying notes to financial statements.

The Patriot Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

			Patriot Balanced
	Patriot Fund		Fund
ASSETS
Investment in securities:
Unaffiliated companies, At Cost	$25,738,908		$10,856,835
Affiliated companies, At Cost	—		4,664,737
Investments, At Cost	$25,738,908		$15,521,572
Unaffiliated companies, At Value	$33,061,461		$13,040,219
Affiliated companies, At Value	—		5,009,611
Investments, At Value	$33,061,461		$18,049,830
Receivable for Fund shares sold	35,581		276
Dividends and interest receivable	38,706		42,884
Prepaid expenses and other assets	19,347		8,130
TOTAL ASSETS	33,155,095		18,101,120

LIABILITIES
Payable for Fund shares redeemed	—		11,779
Investment advisory fees payable	45,693		9,158
Distribution (12b-1) fees payable	2,615		515
Payable to related parties	2,992		6,279
Accrued expenses and other liabilities	8,171		10,469
TOTAL LIABILITIES	59,471		38,200
NET ASSETS	$33,095,624		$18,062,920

Net Assets Consist Of:
Paid in capital	$25,893,844		$15,465,503
Undistributed (accumulated) net investment income (loss)	(51,305)		74,954
Accumulated net realized loss from security transactions	(69,468)		(5,795)
Net unrealized appreciation on investments	7,322,553		2,528,258
NET ASSETS	$33,095,624		$18,062,920

Net Asset Value Per Share:
Class A Shares:
Net Assets	$9,975,555		$1,308,102
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	619,025		97,317
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$16.11	(c)	$13.44
Maximum offering price per share (maximum sales charge of 5.75%) (b)	$17.10	(c)	$14.26

Class C Shares:
Net Assets	$505,704		$269,007
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	32,608		20,580
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$15.51	(c)	$13.07

Class I Shares:
Net Assets	$22,614,365		$16,485,811
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,383,139		1,223,469
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.35	(c)	$13.47

(a)	Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption of shares held less than 30 days may be assessed a redemption fee of 2.00%.

(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 18 months after their purchase.

(c)	The NAV and offering price shown above differs from the traded NAV on March 31, 2017 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

The Patriot Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2017

		Patriot Balanced
	Patriot Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies (Less foreign withholding tax $1,141 and $334)	$338,189	$143,063
Dividends from affiliated companies	—	106,318
Interest	1,185	56,168
TOTAL INVESTMENT INCOME	339,374	305,549

EXPENSES
Investment advisory fees	225,358	99,574
Distribution (12b-1) fees:
Class A	13,305	1,802
Class C	2,384	1,642
Administrative services fees	28,671	31,663
Registration fees	18,449	7,979
Professional fees	14,560	14,560
Transfer agent fees	8,976	8,976
Compliance officer fees	5,584	5,584
Printing and postage expenses	4,987	4,987
Trustees fees and expenses	3,990	3,989
Custodian fees	2,493	2,493
Non 12b-1 shareholder servicing	1,745	599
Insurance expense	499	499
Other expenses	1,496	1,496
TOTAL EXPENSES	332,497	185,843

Plus: Recapture of fees waived/reimbursed by the Advisor	27,345	—
Less: Fees waived by the Adviser for Affiliated Holdings	—	(25,079)

NET EXPENSES	359,842	160,764
NET INVESTMENT INCOME (LOSS)	(20,468)	144,785

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Security transactions, unaffiliated companies	313,822	61,894

Net change in unrealized appreciation (depreciation) of:
Net change in unrealized appreciation on investments, unaffiliated companies	2,828,175	477,053
Net change in unrealized appreciation on investments, affiliated companies	—	354,965
	2,828,175	832,018

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,141,997	893,912

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,121,529	$1,038,697

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
FROM OPERATIONS
Net investment loss	$(20,468)	$(39,881)
Net realized gain from security transactions	313,822	361,775
Net change in unrealized appreciation on investments	2,828,175	2,077,814
Net increase in net assets resulting from operations	3,121,529	2,399,708

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(251,267)	(177,172)
Class C	(11,020)	(12,232)
Class I	(454,342)	(432,248)
Net decrease in net assets resulting from distributions to shareholders	(716,629)	(621,652)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	595,944	7,837,036
Class C	14,747	147,236
Class I	2,449,307	5,297,602
Net asset value of shares issued in reinvestment of distributions:
Class A	78,702	75,672
Class C	7,759	9,253
Class I	302,830	342,069
Payments for shares redeemed:
Class A	(2,370,154)	(3,617,683)
Class C	(16,663)	(88,106)
Class I	(1,515,614)	(2,411,391)
Redemption fee proceeds:
Class A	—	32
Class C	—	2
Class I	—	103
Net increase (decrease) in net assets resulting from shares of beneficial interest	(453,142)	7,591,825

TOTAL INCREASE IN NET ASSETS	1,951,758	9,369,881

NET ASSETS
Beginning of Period	31,143,866	21,773,985
End of Period*	$33,095,624	$31,143,866
* Includes accumulated net investment loss of:	$(51,305)	$(30,837)

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
SHARE ACTIVITY
Class A:
Shares Sold	39,198	531,730
Shares Reinvested	5,055	5,208
Shares Redeemed	(151,497)	(249,002)
Net increase (decrease) in shares of beneficial interest outstanding	(107,244)	287,936

Class C:
Shares Sold	965	10,592
Shares Reinvested	517	655
Shares Redeemed	(1,118)	(6,358)
Net increase in shares of beneficial interest outstanding	364	4,889

Class I:
Shares Sold	154,781	365,514
Shares Reinvested	19,179	23,286
Shares Redeemed	(96,499)	(164,046)
Net increase in shares of beneficial interest outstanding	77,461	224,754

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
FROM OPERATIONS
Net investment income	$144,785	$94,487
Net realized gain from security transactions and options written	61,894	1,182,885
Distributions of capital gains from underlying investment companies	—	2,130
Net change in unrealized Appreciation (depreciation) of investments	832,018	(54,385)
Net increase in net assets resulting from operations	1,038,697	1,225,117

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(100,607)	(41,575)
Class C	(26,835)	(10,341)
Class I	(1,133,542)	(363,444)
From net investment income:
Class A	(7,621)	(6,157)
Class I	(134,474)	(100,861)
Net decrease in net assets from distributions to shareholders	(1,403,079)	(522,378)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	38,003	10,399
Class C	—	5,700
Class I	258,993	503,580
Net asset value of shares issued in reinvestment of distributions
Class A	103,704	46,234
Class C	3,736	2,297
Class I	1,239,055	453,838
Payments for shares redeemed
Class A	(496,732)	(320,689)
Class C	(112,826)	(172,253)
Class I	(916,025)	(2,059,903)
Net increase (decrease) in net assets from shares of beneficial interest	117,908	(1,530,797)

TOTAL DECREASE IN NET ASSETS	(246,474)	(828,058)

NET ASSETS
Beginning of Period	18,309,394	19,137,452
End of Period*	$18,062,920	$18,309,394
*Includes undistributed net investment income of:	$74,954	$72,264

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
SHARE ACTIVITY - CLASS A
Shares Sold	2,736	801
Shares Reinvested	7,868	3,505
Shares Redeemed	(37,326)	(23,866)
Net decrease in shares of beneficial interest outstanding	(26,722)	(19,560)

SHARE ACTIVITY - CLASS C
Shares Sold	—	435
Shares Reinvested	291	178
Shares Redeemed	(8,742)	(13,386)
Net decrease in shares of beneficial interest outstanding	(8,451)	(12,773)

SHARE ACTIVITY - CLASS I
Shares Sold	19,295	37,864
Shares Reinvested	93,868	34,330
Shares Redeemed	(68,581)	(155,644)
Net increase (decrease) in shares of beneficial interest outstanding	44,582	(83,450)

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	2017		September 30,	September 30,	September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$14.97		$13.99	$14.37	$11.91	$10.51	$10.00
Activity from investment operations:
Net investment loss (2)	(0.02)		(0.05)	(0.03)	(0.06)	(0.03)	(0.02)
Net realized and unrealized gain on investments	1.51		1.43	0.47	2.56	1.43	0.53
Total from investment operations	1.49		1.38	0.44	2.50	1.40	0.51
Less distributions from:
Net realized gains	(0.35)		(0.40)	(0.82)	(0.04)	—	—
Total distributions	(0.35)		(0.40)	(0.82)	(0.04)	—	—
Paid-in-Capital From Redemption Fees (2)	—		0.00 (7)	0.00 (7)	—	—	0.00	(7)
Net asset value, end of period	$16.11		$14.97	$13.99	$14.37	$11.91	$10.51
Total return (3)	10.15	% (6)	9.94%	3.22%	20.99%	13.32%	5.10	% (6)
Net assets, at end of period (000s)	$9,984		$10,875	$6,132	$1,878	$801	$747
Ratio of gross expenses to average net assets (4)	2.23	% (5)	2.43%	2.61%	2.89%	3.04%	4.32	% (5)
Ratio of net expenses to average net assets	2.40	% (5)	2.40%	2.40%	2.40%	2.40%	2.40	% (5)
Ratio of net investment loss to average net assets	(0.28	)% (5)	(0.33)%	(0.23)%	(0.47)%	(0.27)%	(0.28	)% (5)
Portfolio Turnover Rate	19	% (6)	49%	22%	23%	32%	34	% (6)

(1)	The Patriot Fund’s Class A shares commenced operations on March 1, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	2017		September 30,	September 30,	September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$14.47		$13.63	$14.13	$11.79	$10.48	$10.00
Activity from investment operations:
Net investment loss (2)	(0.08)		(0.15)	(0.18)	(0.17)	(0.13)	(0.06)
Net realized and unrealized gain on investments	1.47		1.39	0.50	2.55	1.44	0.54
Total from investment operations	1.40		1.24	0.32	2.38	1.31	0.48
Less distributions from:
Net realized gains	(0.35)		(0.40)	(0.82)	(0.04)	—	—
Total distributions	(0.35)		(0.40)	(0.82)	(0.04)	—	—
Paid-in-Capital From Redemption Fees (2)	—		0.00 (7)	0.00 (7)	—	—	0.00	(7)
Net asset value, end of period	$15.51		$14.47	$13.63	$14.13	$11.79	$10.48
Total return (3)	9.70	% (6)	9.15%	2.39%	20.19%	12.50%	4.80	% (6)
Net assets, at end of period (000s)	$506		$467	$373	$378	$239	$37
Ratio of gross expenses to average net assets (4)	2.98	% (5)	3.18%	3.36%	3.64%	3.79%	5.07	% (5)
Ratio of net expenses to average net assets	3.15	% (5)	3.15%	3.15%	3.15%	3.15%	3.15	% (5)
Ratio of net investment loss to average net assets	(1.03	)% (5)	(1.06)%	(0.64)%	(1.24)%	(1.14)%	(1.03	)% (5)
Portfolio Turnover Rate	19	% (6)	49%	22%	23%	32%	34	% (6)

(1)	The Patriot Fund’s Class C shares commenced operations on March 1, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	2017		September 30,	September 30,	September 30,		September 30,		September 30,
Class I Shares	(Unaudited)		2016	2015	2014		2013		2012 (1)
Net asset value, beginning of period	$15.17		$14.13	$14.47	$11.96		$10.53		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.00	)(7)	(0.01)	(0.05)	(0.03)		(0.00	) (7)	(0.00	) (7)
Net realized and unrealized gain on investments	1.53		1.45	0.53	2.58		1.43		0.53
Total from investment operations	1.53		1.44	0.48	2.55		1.43		0.53
Less distributions from:
Net investment income	—		—	—	(0.00	) (7)	—		—
Net realized gains	(0.35)		(0.40)	(0.82)	(0.04)		—		—
Total distributions	(0.35)		(0.40)	(0.82)	(0.04)		—		—
Paid-in-Capital From Redemption Fees (2)	—		0.00 (7)	0.00 (7)	—		—		0.00	(7)
Net asset value, end of period	$16.35		$15.17	$14.13	$14.47		$11.96		$10.53
Total return (3)	10.18	% (6)	10.27%	3.48%	21.34%		13.58%		5.30	% (6)
Net assets, at end of period (000s)	$22,631		$19,803	$15,269	$10,215		$8,996		$8,506
Ratio of gross expenses to average net assets (4)	1.98	% (5)	2.18%	2.38%	2.64%		2.79%		4.07	% (5)
Ratio of net expenses to average net assets	2.15	% (5)	2.15%	2.15%	2.15%		2.15%		2.15	% (5)
Ratio of net investment income (loss) to average net assets	(0.03	)% (5)	(0.06)%	(0.35)%	(0.23)%		(0.02)%		(0.03	)% (5)
Portfolio Turnover Rate	19	% (6)	49%	22%	23%		32%		34	% (6)

(1)	The Patriot Fund’s Class I shares commenced operations on March 1, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
	2017		September 30,	September 30,		September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2016	2015		2014		2013	2012 (1)
Net asset value, beginning of period	$13.70		$13.18	$14.66		$13.47		$12.02	$10.00
Activity from investment operations:
Net investment income (2)	0.10		0.05	0.07		0.07		0.07	0.01
Net realized and unrealized gain (loss) on investments	0.68		0.80	(0.84)		1.17		1.42	2.03
Total from investment operations	0.78		0.85	(0.77)		1.24		1.49	2.04
Less distributions from:
Net investment income	(0.07)		(0.04)	(0.05)		(0.05)		—	(0.00	) (3)
Net realized gains	(0.97)		(0.29)	(0.66)		—		(0.04)	(0.02)
Total distributions	(1.04)		(0.33)	(0.71)		(0.05)		(0.04)	(0.02)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)	0.00	(3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$13.44		$13.70	$13.18		$14.66		$13.47	$12.02
Total return (4)	5.85	% (8)	6.61%	(5.41)%		9.20%		12.40%	20.41	% (8)
Net assets, at end of period (000s)	$1,308		$1,700	$1,892		$2,285		$3,088	$4,577
Ratio of gross expenses to average net assets (5)(7)	2.27	% (6)	2.22%	2.13	% (11)	2.10	% (11)	2.40%	3.35	% (6)
Ratio of net expenses to average net assets (7)	1.99	% (6)	2.20%	2.26	% (10)	2.35	% (10)	2.35%	2.35	% (6)
Ratio of net investment income to average net assets (7)(9)	1.46	% (6)	0.36%	0.50%		0.48%		0.58%	0.10	% (6)
Portfolio Turnover Rate	13	% (8)	71%	49%		59%		63%	150	% (8)

(1)	The Patriot Balanced Fund’s Class A shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
	2017		September 30,	September 30,		September 30,		September 30,	September 30,
Class C Shares	(Unaudited)		2016	2015		2014		2013	2012 (1)
Net asset value, beginning of period	$13.33		$12.88	$14.40		$13.30		$11.96	$10.00
Activity from investment operations:
Net investment gain (loss) (2)	0.06		(0.06)	(0.03)		(0.04)		(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	0.65		0.80	(0.83)		1.14		1.40	2.05
Total from investment operations	0.71		0.74	(0.86)		1.10		1.38	1.98
Less distributions from:
Net investment income	—		—	—		(0.00	) (3)	—	—
Net realized gains	(0.97)		(0.29)	(0.66)		—		(0.04)	(0.02)
Total distributions	(0.97)		(0.29)	(0.66)		(0.00)		(0.04)	(0.02)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)	0.00	(3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$13.07		$13.33	$12.88		$14.40		$13.30	$11.96
Total return (4)	5.44	% (8)	5.85%	(6.15)%		8.28%		11.54%	19.79	% (8)
Net assets, at end of period (000s)	$269		$387	$538		$728		$225	$202
Ratio of gross expenses to average net assets (5)(7)	3.02	% (6)	3.02%	2.88	% (11)	2.85	% (11)	3.15%	4.10	% (6)
Ratio of net expenses to average net assets (7)	2.74	% (6)	2.99%	3.01	% (10)	3.10	% (10)	3.10%	3.10	% (6)
Ratio of net investment gain (loss) to average net assets (7)(9)	0.88	% (6)	(0.44)%	(0.24)%		(0.31)%		(0.17)%	(0.65	)% (6)
Portfolio Turnover Rate	13	% (8)	71%	49%		59%		63%	150	% (8)

(1)	The Patriot Balanced Fund’s Class C shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
	2017		September 30,	September 30,		September 30,		September 30,	September 30,
Class I Shares	(Unaudited)		2016	2015		2014		2013	2012 (1)
Net asset value, beginning of period	$13.76		$13.23	$14.72		$13.56		$12.06	$10.00
Activity from investment operations:
Net investment income (2)	0.11		0.07	0.11		0.10		0.11	0.04
Net realized and unrealized gain (loss) on investments	0.68		0.83	(0.85)		1.17		1.43	2.05
Total from investment operations	0.79		0.90	(0.74)		1.27		1.54	2.09
Less distributions from:
Net investment income	(0.11)		(0.08)	(0.09)		(0.11)		—	(0.01)
Net realized gains	(0.97)		(0.29)	(0.66)		—		(0.04)	(0.02)
Total distributions	(1.08)		(0.37)	(0.75)		(0.11)		(0.04)	(0.03)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)	0.00	(3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$13.47		$13.76	$13.23		$14.72		$13.56	$12.06
Total return (4)	5.92	% (8)	6.96%	(5.21)%		9.41%		12.78%	20.87	% (8)
Net assets, at end of period (000s)	$16,486		$16,222	$16,707		$20,916		$15,417	$6,676
Ratio of gross expenses to average net assets (5)(7)	2.02	% (6)	2.02%	1.88	% (11)	1.85	% (11)	2.07%	3.10	% (6)
Ratio of net expenses to average net assets (7)	1.74	% (6)	1.99%	2.01	% (10)	2.10	% (10)	2.07%	2.10	% (6)
Ratio of net investment income to average net assets (7)(9)	1.63	% (6)	0.55%	0.75%		0.71%		0.88%	0.35	% (6)
Portfolio Turnover Rate	13	% (8)	71%	49%		59%		63%	150	% (8)

(1)	The Patriot Balanced Fund’s Class I shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2017

1.	ORGANIZATION

The Patriot Fund (“PF”) and The Patriot Balanced Fund (known as Ascendant Balanced Fund, prior to January 28, 2016) (“PBF”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. PF’s investment objective is to seek growth of capital. PBF’s investment objective is to seek total return from income and growth of capital.

The Funds currently offer Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2017 for the Fund’s assets measured at fair value:

Patriot Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$32,227,474	$—	$—	$32,227,474
Short-Term Investment	833,987	—	—	833,987
Total	$33,061,461	$—	$—	$33,061,461

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

Patriot Balanced Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$6,693,706	$—	$—	$6,693,706
Convertible Bonds	—	2,181,828	—	2,181,828
Exchange Traded Funds	1,684,182	—	—	1,684,182
Mutual Funds	5,022,893	—	—	5,022,893
Non-Convertible Bonds	—	1,661,718	—	1,661,718
U.S. Government Treasury Obligations		369,218	—	369,218
Short-Term Investment	436,285	—	—	436,285
Total	$13,837,066	$4,212,764	$—	$18,049,830

There were no transfers into or out of Level 1, Level 2 or Level 3 during the period. It is the Funds’ policy to record transfers between fair value levels at the end of the reporting period. The Funds did not hold any Level 3 securities during the period.

*	See Portfolios of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Funds’ 2016 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $5,987,997 and $7,430,229, respectively, for PF. For six months ended March 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $2,219,943 and $2,899,606, respectively, for PBF.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ascendant Advisors, LLC serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of PF and 1.10% of PBF average daily net assets, respectively. For the six months ended March 31, 2017, PF incurred $225,358 in advisory fees and PBF incurred $99,574 in advisory fees.

Pursuant to an exemptive order, the PBF invested a portion of its assets in the Ascendant Deep Value Convertibles Fund and in the Patriot Fund. The Advisor has agreed to waive its advisory fee on the portion of PBF’s assets that are invested in the Ascendant Deep Value Convertibles Fund and in the Patriot Fund. For the six months ended March 31, 2017, PBF waived $25,079.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2018, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees, contractual indemnification of Funds service providers (other than the adviser), do not exceed the following:

	Class A	Class C	Class I
PF	2.40%	3.15%	2.15%
PBF	2.35%	3.10%	2.10%

These amounts will herein be referred to as the “expense limitations” and are based upon a per annum of the Funds’ average daily net assets.

If the Adviser waives any fees or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If the Fund’s operating expenses subsequently exceed their respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2017, the Adviser recaptured fees in the amount of $27,345 for PF.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2017	9/30/2018
PF	$ 57,261	$ 16,622

During the six months ended March 31, 2017, AWM Services, LLC, a registered broker/dealer and an affiliate of the Adviser executed trades on behalf of the Funds. AWM Services, LLC received $8,318 from PF and $7,429 from PBF in brokerage commissions.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A shares and an annual rate of 1.00% of the average daily net assets of each Fund’s Class C shares. The Funds will pay Northern Lights Distributors, LLC

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

(the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds principal underwriter in a continuous public offering of the Funds shares. On sales of PF’s Class A shares for the six months ended March 31, 2017, the Distributor received $14,428 from front-end sales charges of which $1,981 was retained by the principal underwriter or other affiliated broker-dealers. On sales of PBF’s Class A shares for the six months ended March 31, 2017, the Distributor received $1,997 from front-end sales charges of which $297 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended September 30, 2016 and September 30, 2015 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2016	Income	Capital Gains	Capital	Total
Patriot Fund	$64,411	$557,241	$—	$621,652
Patriot Balanced Fund	107,018	415,360	—	522,378

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2015	Income	Capital Gains	Capital	Total
Patriot Fund	$142,790	$571,859	$—	714,649
Patriot Balanced Fund	612,109	612,822	—	1,224,931

The Patriot Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings
Patriot Fund	$—	$487,591	$(30,837)	$—	$(4,891)	$4,345,017	$4,796,880
Patriot Balanced Fund	121,614	1,225,031	—	—	(633)	1,615,787	2,961,799

The difference between book basis and tax basis net investment income (loss), unrealized appreciation and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, the market-to-market on passive foreign investment companies, and tax adjustments for real estate investment trusts, grantor trusts, partnerships, contingent payment debt instruments, deemed dividend distributions, and return of capital distributions from C-Corporations. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Patriot Fund	$30,837
Patriot Balanced Fund	—

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, and tax adjustments related to real estate investment trusts, grantor trusts, partnerships, contingent payment debt instruments, deemed dividend distributions, and return of capital distributions from C-Corporations, resulted in reclassification for the year ended September 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Patriot Fund	$(8,929)	$9,044	$(115)
Patriot Balanced Fund	—	(6,366)	6,366

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. For the six months ended March 31, 2017, $0 in redemption fees was assessed to PF.

The Patriot Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common management. Companies which are affiliates of a Fund at March 31, 2017 are noted in the Funds’ Portfolio of Investments. Transactions during the six months ended March 31, 2017 with companies which are affiliates are as follows for PBF:

		Value -				Dividends
		Beginning of		Sales	Realized	Credited to	Value - End of	Shares at
Cusip	Description	Year	Purchases	Proceeds	Losses	Income	Year	Year End
66537Y462	Patriot Fund	$4,204,909	$250,000	$—	$—	$104,858	$4,806,373	297,977
66537Y686	Ascendant Deep Value Convertibles Fund	199,737	—	—	—	1,460	203,238	17,505
	Total	$4,404,646	$250,000	$—	$—	$106,318	$5,009,611	315,482

8.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of PBF may be directly affected by the performance of the Patriot Fund – Class A. The financial statements of the Patriot Fund – Class A, including the portfolio of investments, can be found at Patriot’s website www.patriotfund.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2017, the percentage of net assets invested in the Patriot Fund – Class A was 26.6% for PBF.

9.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Patriot Funds

EXPENSE EXAMPLES (Unaudited)

March 31, 2017

As a shareholder of the Patriot Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Patriot Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 3, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Patriot Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid During	Expenses Ratio During
	Account Value	Value	Period	Period
Actual	10/1/16	3/31/17	10/1/16 - 3/31/17*	10/1/16 - 3/31/17**
Patriot Fund:
Class A	$1,000.00	$1,101.80	$12.58	2.40%
Class C	$1,000.00	$1,097.70	$16.47	3.15%
Class I	$1,000.00	$1,102.50	$11.27	2.15%

Patriot Balanced Fund:
Class A	$1,000.00	$1,058.50	$10.23	1.99%
Class C	$1,000.00	$1,054.40	$14.02	2.74%
Class I	$1,000.00	$1,059.20	$8.93	1.74%
	Beginning	Ending Account	Expenses Paid During	Expenses Ratio During
	Account Value	Value	Period	Period
Hypothetical (5% return before Expenses)	10/1/16	3/31/17	10/1/16 - 3/31/17*	10/1/16 - 3/31/17**
Patriot Fund:
Class A	$1,000.00	$1,012.96	$12.04	2.40%
Class C	$1,000.00	$1,009.22	$15.78	3.15%
Class I	$1,000.00	$1,014.21	$10.80	2.15%

Patriot Balanced Fund:
Class A	$1,000.00	$1,014.99	$10.01	1.99%
Class C	$1,000.00	$1,011.28	$13.73	2.74%
Class I	$1,000.00	$1,016.26	$8.74	1.74%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

THE PATRIOT FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2017

Patriot Balanced Fund, Patriot Fund (Adviser – Ascendant Advisors, LLC)*

In connection with the regular meeting held on December 6-7, 2016 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Ascendant Advisors, LLC (“Ascendant Advisors”) and the Trust, with respect to the Patriot Balanced Fund (“Patriot Balanced”), and the Patriot Fund (collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement

Nature, Extent and Quality of Services. The Trustees noted that Ascendant managed approximately $130 million in assets and provided active portfolio management in equity, fixed income, and balanced strategies. The Trustees reviewed the background information of key Ascendant investment personnel. They further noted that the adviser’s investment process utilized a combination of quantitative and fundamental analysis, with the quantitative models used to identify companies with relative value as compared to peers. The Trustees recognized the commitment of the adviser’s team to continually monitor each portfolio investment while remaining consistent and disciplined in implementation of its quantitative research process. The Trustees noted that Ascendant monitored compliance with each of the Ascendant Funds’ investment limitations using checklists prior to entering new trades, while also reviewing portfolio holdings at least weekly to ensure compliance with each Funds’ guidelines and prospectus requirements and limitations. The Trustees noted that the adviser reported no material compliance or litigation issues since its previous advisory contract approval. The Board concluded that the adviser should continue to provide quality service to the Funds and their shareholders.

Performance. The Trustees reviewed each Fund’s performance as compared to its peer group, benchmark, and Morningstar category.

Patriot Balanced

The Trustees noted that the Fund had comparatively lower risk versus the other funds that comprised its assigned Morningstar category, but also noted that Fund’s performance had lagged the category average. They further noted that the Fund’s Sharpe Ratio of 51 was indicative of a fund that had given up performance based on its level of risk. The Trustees noted that over the life of the Fund, its performance had lagged all adviser chosen benchmarks but not the adviser chosen peer group. The Trustees discussed the adviser’s stated reasons for the Fund’s underperformance, noting that the adviser’s belief that the Fund’s current asset allocation would experience improved performance

THE PATRIOT FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2017

perform in a rising interest rate environment. The Trustees concluded that the adviser’s strategy has worked well over longer market cycles and that the adviser should be retained over a full market cycle.

Patriot

The Trustees noted that during the previous three years, the Fund had demonstrated a solid return for shareholders while outperforming both its benchmark and its Morningstar category during the period. The Trustees recognized that over the three-year period, the Fund captured 88% of the upside while only capturing 72% of the downside, which compared favorably to its Morningstar category. The Trustees further noted that during the previous one-year period, ended September 30, 2016, the Fund’s performance lagged both its benchmark and its Morningstar category average. After further discussion, the Trustees concluded that the adviser had performed well in implementing the Fund’s stated strategy of providing growth of capital while maintaining its investment discipline.

Fees and Expenses.

Patriot Balanced

The Trustees noted the adviser’s fee charged for services provided to the Fund was 1.10%, which was higher than its peer group average and significantly higher than its assigned Morningstar category average. They further noted that the adviser’s fee was well within the range of both its peer group and its Morningstar category. They further considered that the advisory fee was lower than the fee charged by the adviser to its other accounts managed using a similar strategy. The Trustees discussed the fact that the Fund’s net expense ratio was slightly lower than its peer group average, while being significantly higher than its Morningstar category average. They further noted that the Fund’s net expense ratio is well within the range of its peer group and its Morningstar category. The Trustees discussed the expense limitation agreement currently in place and noted the adviser intended to renew the agreement. After further discussion, the Trustees agreed that the advisory fee was not unreasonable.

Patriot

The Trustees noted that the adviser’s fee charged for services provided to the Fund was 1.40%, which was higher than any fund within its peer group but within the range of fees for funds that comprised its assigned Morningstar category. They discussed the additional cost incurred by the adviser to acquire the terror-free screens. The Trustees also noted that the Fund had a net expense ratio of 2.41%, which was lower than its peer group average but significantly higher than its Morningstar category average. They further discussed that the Fund’s net expense ratio was well within the range of both the Fund’s peer group and its Morningstar category. The Trustees discussed the expense limitation agreement currently in place and noted the adviser intended to renew the agreement. After further discussion, the Trustees agreed that the advisory fee was reasonable.

Profitability. The Trustees considered the estimated profits realized by the adviser in connection with the operation of each of the Funds and whether the amount of profit was a fair entrepreneurial profit with respect to the services provided to each of the Funds. They noted that the adviser had realized a loss with respect to Patriot Balanced and a modest profit from its relationship with Patriot. They considered the benefits derived by the affiliated broker that executed trades on behalf of the

THE PATRIOT FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2017

Funds. The Trustees reviewed a profitability analysis provided by the adviser and noted that, based on the information provided, the profits earned by the adviser from its relationship with each of the Funds was not excessive.

Economies of Scale. The Trustees noted that the adviser estimated economies of scale would be realized for each Fund at approximately $500 million in total Fund assets. They noted the adviser indicated its willingness to consider breakpoints in each Fund’s advisory fee as each Fund’s assets grew. After discussion, the Trustees agreed that the absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure for each of Patriot Balanced and Patriot was reasonable and that renewal of the advisory agreement was in the best interests of the shareholders of each Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISER
Ascendant Advisors, LLC
Four Oaks Place
1330 Post Oaks Blvd., Suite 1550
Houston, TX 77056

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/8/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 6/8/17